Note 13 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest on debt (including $138, $874 and $928, respectively, to related party)	$ 16,586	$ 7,373	$ 5,724
Bank charges and loan commitment fees (including $366, $179 and $20, respectively, to related party)	282	262	440
Amortization and write-off of financing fees	1,812	1,305	1,640
Amortization of debt discount	324	2,504	7,500
Non-cash debt conversion expenses			842
Total	19,004	11,444	16,146
Less interest capitalized	(927)	(1,782)	(353)
Total	$ 18,077	$ 9,662	$ 15,793